Subsequent Events - Securitizations (Details) - Subsequent Event - USD ($)	Feb. 16, 2016	Feb. 10, 2016
OMFIT 2016-1 Securitization [Member] | OneMain
Line of Credit Facility [Line Items]
Maximum amount of notes that may be issued under private securitization facility		$ 500,000,000
Debt, Weighted Average Interest Rate		3.79%
OMFIT 2016-1 Class A & B Securitization [Member] | OMFIT 2016-1 Securitization [Member] | OneMain
Line of Credit Facility [Line Items]
Maximum amount of notes that may be issued under private securitization facility		$ 414,000,000
OMFIT 2016-1 Class C & D Securitization [Member] | OMFIT 2016-1 Securitization [Member] | OneMain
Line of Credit Facility [Line Items]
Maximum amount of notes that may be issued under private securitization facility		$ 86,000,000
Consolidated VIEs | Consumer Loan Securitizations | SLFMT 2013-B
Line of Credit Facility [Line Items]
Debt redemption price	$ 371,000,000
Amount excluded from the redemption price	30,000,000
Amount of notes sold under private securitization	$ 400,000,000